Description of Business and Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended				12 Months Ended
	Apr. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2020 USD ($) item	Jan. 31, 2019 USD ($) item	Jan. 31, 2018 USD ($) item
Accounts receivable, Net
Accounts receivable - trade, allowance for doubtful accounts	$ 12.3	$ 12.9			$ 12.9	$ 3.1
Inventories
Inventory reserves		1.5			$ 1.5	2.0
Goodwill and Intangible Assets, Net
Number of reporting units | item					3
Goodwill impairment charge	28.3	1.2	$ 45.8		$ 47.0	0.0	$ 0.0
Intangible assets impairment	39.2				0.0
Long-lived assets impairment	141.2				0.0	0.0	0.0
Debt issuance costs
Amortization of deferred financing fees	0.3			$ 0.3	$ 1.1	0.3
Accounting for Stock Based Compensation
Qualified employees purchase of stock at a price equal to percentage of closing price					85.00%
Employee Stock Purchase Plan, rights granted					$ 0.3	0.1	$ 0.1
Revolving Credit Facility
Debt issuance costs
Revolving credit facility	100.0	100.0			100.0	100.0
Senior Secured Notes 11.5 Percent Due 2025
Debt issuance costs
Principle amount	$ 250.0	$ 250.0			$ 250.0	$ 250.0
Debt instrument, stated interest rate (as a percent)	11.50%	11.50%			11.50%
Sales Revenue, Net | Customer Concentration
Concentration of Risk
Number of Customers Exceeding Concentration Risk Percentage | item					0	0	0
Concentration risk percentage					10.00%	10.00%	10.00%
Minimum
Property and Equipment, Net
Property and equipment, useful lives (years)					1 year
Maximum
Property and Equipment, Net
Property and equipment, useful lives (years)					40 years